Staff costs (Tables)	12 Months Ended
Sep. 30, 2024
Staff costs
Summary of staff costs

	2024	2023	2022
	$'000	$'000	$'000
The aggregate remuneration comprised:
Wages and salaries	15,108	20,166	12,920
Social security costs	1,941	3,117	1,405
Pension costs	1,666	2,312	707
Share based compensation	(1,636)	14,118	21,742
	17,079	39,713	36,774

Summary of remuneration payable to directors

	2024	2023	2022
	$'000	$'000	$'000
Directors’ remuneration	1,221	1,395	1,856